Project debt	3 Months Ended
Mar. 31, 2021
Project debt [Abstract]
Project debt
Note 15. - Project debt

This note shows the project debt linked to the contracted concessional assets included in Note 6 of these consolidated condensed interim financial statements.

Project debt is generally used to finance contracted assets, exclusively using as guarantee the assets and cash flows of the company or group of companies carrying out the activities financed. In addition, the cash of the Company´s projects includes funds held to satisfy the customary requirements of certain non-recourse debt agreements and other restricted cash for an amount of $311 million as of March 31, 2021 ($280 million as of December 31, 2020).

The breakdown of project debt for both non-current and current liabilities as of March 31, 2021 and December 31, 2020 is as follows:

	Balance as of March 31,	Balance as of December 31,
	2021	2020
	($ in thousands)
Non-current	4,519,942	4,925,268
Current	680,275	312,346
Total Project debt	5,200,217	5,237,614

The decrease in total project debt as of March 31, 2021 is primarily due to the lower value of debt denominated in Euro given the depreciation of the Euro against the U.S. dollar since December 31, 2020.

The Kaxu project financing arrangement contains cross-default provisions related to Abengoa such that debt defaults by Abengoa, subject to certain threshold amounts and/or a restructuring process, could trigger a default under the Kaxu project financing arrangement. The insolvency filing by the individual company Abengoa S.A. on February 22, 2021 represents a theoretical event of default under the Kaxu project finance agreement. Although the Company does not expect the acceleration of debt to be declared by the credit entities, Kaxu does not have what International Accounting Standards define as an unconditional right to defer the settlement of the debt for at least twelve months, as the cross-default provisions make that right conditional. Therefore, Kaxu total debt has been presented as current in the consolidated condensed interim financial statements of the Company as of March 31, 2021 for an amount of $355 million, in accordance with International Accounting Standards 1 (“IAS 1”), “Presentation of Financial Statements”. The Company is currently negotiating a waiver from the creditors and/or contractual modifications to permanently remove the cross-default provision.

The repayment schedule for project debt in accordance with the financing arrangements and assuming there will be no acceleration of the Kaxu debt, as of March 31, 2021, is as follows and is consistent with the projected cash flows of the related projects:

Remainder of 2021
Interest repayment	Nominal repayment	Between January and March 2022	Between April and December 2022	2023	2024	2025	Subsequent years	Total
($ in thousands)
59,661	265,551	23,216	297,361	348,614	363,872	497,298	3,344,644		5,200,217

The repayment schedule for project debt in accordance with the financing arrangements as of December 31, 2020, was as follows and was consistent with the projected cash flows of the related projects:

2021		2022	2023	2024	2025	Subsequent years	Total
	($ in thousands)
Interest repayment	Nominal repayment
19,287	293,059	328,364	355,806	371,548	508,843	3,360,707	5,237,614